Investments And Fair Value Measurements (Short-Term Investments By Contractual Maturity) (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investments [Line Items]
Short-term investments	$ 3,638	$ 3,412	$ 3,718
Due In One Year Or Less [Member]
Schedule of Investments [Line Items]
Short-term investments		2,262
Due Between One Year And Three Years [Member]
Schedule of Investments [Line Items]
Short-term investments		605
Due After Three Years [Member]
Schedule of Investments [Line Items]
Short-term investments		$ 545